Share-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Nov. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Oct. 22, 2024
Share-Based Compensation [Line Items]
Rate of common stock		4.99%		4.99%		4.99%		4.99%
Options granted
Contractual term	6 years 1 month 6 days					4 years 7 months 6 days		5 years 4 months 24 days
Vested shares		312,024
Stock compensation expense (in Dollars)				$ 360	$ 553	$ 872	$ 1,116	$ 1,927	$ 2,305
Unrecognized compensation cost (in Dollars)
Granted and outstanding shares	369,092	329,395		231,758		231,758		329,395	369,092
Stock option [Member]
Share-Based Compensation [Line Items]
Options granted
Unrecognized compensation related to unvested stock option (in Dollars)		$ 1,302		$ 365		$ 365		$ 1,302
Recognized over weighted-average period						8 months 12 days		1 year 1 month 6 days
Weighted average grant (in Dollars per share)									$ 127.8
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Available for issuance under the plan										20,449
Vested shares						739
Stock compensation expense (in Dollars)				4		$ 31
Fair value total (in Dollars)		394		804		804		$ 394
Restricted Stock [Member]
Share-Based Compensation [Line Items]
Recognized over weighted-average period								3 months 18 days
Unrecognized compensation related to unvested restricted stock (in Dollars)		$ 31						$ 31
Board of Directors [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Available for issuance under the plan										10,000
Stock compensation expense (in Dollars)				$ 206		$ 410
Board of Directors [Member] | Restricted Stock [Member]
Share-Based Compensation [Line Items]
Available for issuance under the plan										10,000
Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Vested shares			369
2024 Equity Incentive Plan [Member]
Share-Based Compensation [Line Items]
Available for issuance under the plan		208,026		208,026		208,026		208,026
Rate of common stock		10.00%		10.00%		10.00%		10.00%
2024 Equity Incentive Plan [Member] | Common Stock [Member]
Share-Based Compensation [Line Items]
Rate of common stock		5.00%		5.00%		5.00%		5.00%
2014 Stock Incentive Plan [Member]
Share-Based Compensation [Line Items]
Options granted						166,858
Vested term						4 years		4 years
Contractual term						10 years
Granted and outstanding shares		166,858						166,858
2014 Stock Incentive Plan [Member] | Maximum [Member]
Share-Based Compensation [Line Items]
Contractual term								10 years